Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated fair value measurement
Time deposits		$ 1,793
Long-term debt less accrued charges	(23,033)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	333	343
Carrying Amount
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	(22,700)	(24,071)
Fair value
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	(24,312)	(25,264)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(18,181)	(19,730)
Level 2
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	$ (6,131)	$ (5,534)